CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK, NONCONTROLLING INTERESTS AND EQUITY - USD ($) $ in Thousands	Total	Class A common stock	Class C common stock	Common Stock Class A common stock	Common Stock Class B common stock	Common Stock Class C common stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Noncontrolling Interests
Convertible preferred stock, balance (in shares) at Dec. 31, 2019	183,686,531
Convertible preferred stock, balance at Dec. 31, 2019	$ 6,474,000
Redeemable noncontrolling interest, balance at Dec. 31, 2019	1,032,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable noncontrolling interests, issuance of noncontrolling interests	$ 100,000
Convertible preferred stock, stock-based compensation (in shares)	25,724
Convertible preferred stock, stock-based compensation	$ 1,000
Convertible preferred stock, acquisition of noncontrolling interest (shares)	28,489,310
Convertible preferred stock, acquisition of noncontrolling interest	$ 280,000
Redeemable noncontrolling interests, acquisition of noncontrolling interest	$ (92,000)
Convertible preferred stock, exercise of warrants, net (in shares)	92,590,259
Convertible preferred stock, exercise of warrants, net	$ 911,000
Redeemable noncontrolling interests, distributions to noncontrolling interests	(7,000)
Net loss	(676,000)
Other comprehensive income (loss), net of tax	$ 23,000
Convertible preferred stock, balance (in shares) at Dec. 31, 2020	304,791,824
Convertible preferred stock, balance at Dec. 31, 2020	$ 7,666,000
Redeemable noncontrolling interest, balance at Dec. 31, 2020	380,000
Balance (in shares) at Dec. 31, 2019				34,125,264	106,760,811	22,928,691
Balance at Dec. 31, 2019	(4,375,000)			$ 0	$ 0	$ 0		$ 1,880,000	$ (3,000)	$ (6,574,000)	$ 322,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of noncontrolling interests	1,000										1,000
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C (in shares)						(2,134,367)
Issuance of stock for services rendered	8,000							13,000			(5,000)
Stock based compensation (in shares)				207,641	51,263
Stock-based compensation	182,000							182,000			0
Exercise of stock options (in shares)				27,931	82,418
Settlement of stockholder notes receivable (in shares)				(170,316)
Settlement of stockholder notes receivable (see Note 24)	17,000							17,000
Distributions to noncontrolling interests	(317,000)							(43,000)			(274,000)
Deconsolidation of consolidated subsidiaries	303,000							316,000			(13,000)
Issuance of common stock in connection with Acquisition (in shares)				106,775
Acquisition of noncontrolling interest	(188,000)							(198,000)	10,000
Transaction with principal shareholder	21,000							21,000
Net income (loss)	(3,158,000)									(3,129,000)	(29,000)
Other comprehensive income (loss), net of tax	(166,000)								(166,000)
Balance (in shares) at Dec. 31, 2020				34,297,295	106,894,492	20,794,324
Balance at Dec. 31, 2020	$ (7,672,000)			$ 0	$ 0	$ 0	$ 0	2,188,000	(159,000)	(9,703,000)	2,000
Treasury stock balance (in shares) at Dec. 31, 2020							0
Increase (Decrease) in Temporary Equity [Roll Forward]
Convertible preferred stock, Conversion of Legacy WeWork convertible preferred stock to common stock (in shares)	(412,303,490)
Convertible preferred stock, Conversion of Legacy WeWork convertible preferred stock to common stock	$ (8,376,000)
Redeemable noncontrolling interest, Conversion of Legacy WeWork convertible preferred stock to common stock	(256,000)
Convertible preferred stock, Cancellation of convertible note and conversion to common stock	$ (3,000)
Issuance of shares in connection with convertible note conversion (in shares)	180,414
Redeemable noncontrolling interests, issuance of noncontrolling interests	$ 80,000
Convertible preferred stock, exercise of warrants, net (in shares)	107,312,099
Convertible preferred stock, exercise of warrants, net	$ 713,000
Net loss	(139,000)
Other comprehensive income (loss), net of tax	$ (29,000)
Convertible preferred stock, other (in shares)	19,153
Convertible preferred stock, balance (in shares) at Dec. 31, 2021	0
Convertible preferred stock, balance at Dec. 31, 2021	$ 0
Redeemable noncontrolling interest, balance at Dec. 31, 2021	36,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of noncontrolling WeWork Partnerships Profits Interest Units in the WeWork Partnership and Common Stock Class C (in shares)						(856,235)
Issuance of stock for services rendered	(2,000)							(2,000)
Transfer from Class B to Class A (in shares)				106,894,492	(106,894,492)
Stock based compensation (in shares)				721,381
Stock-based compensation	214,000							214,000
Exercise of stock options (in shares)				11,990,205
Exercise of stock options	26,000							26,000
Cancellation of shares (in shares)				(685,781)
Cancellation of shares	(13,000)							(13,000)
Exercise of warrants (in shares)				206,955
Conversion to common stock (in shares)				412,303,490
Conversion of Legacy WeWork convertible preferred stock to common stock	8,633,000							8,376,000			257,000
Cancellation of convertible note and conversion to common stock (in shares)				468,394
Cancellation of convertible note and conversion to common stock	3,000							3,000
Issuance of common stock in connection with Business Combination (in shares)				42,368,214
Issuance of common stock in connection with Business Combination	297,000							297,000
Issuance of common stock in connection with PIPE Investment and Backstop Investment (in shares)				95,000,000
Issuance of common stock in connection with PIPE Investment and Backstop Investment	950,000							950,000
Costs attributable to the issuance of common stock in connection with Business Combination and PIPE Investment	(69,000)							(69,000)
Reclassification of liability classified warrants to equity	52,000							52,000
Issuance of common stock for settlement of vested RSUs (in shares)				1,413,142
Repurchase of common stock (in shares)							(2,944,212)
Repurchase of common stock	(29,000)						$ (29,000)
Transaction with principal shareholder	530,000							530,000
Conversion of WeWork Partnership Profits Interest Units to Partnership Units	0							(234,000)			234,000
Net income (loss)	(4,494,000)									(4,440,000)	(54,000)
Other comprehensive income (loss), net of tax	122,000								128,000		(6,000)
Other (in shares)				39,136
Other	3,000							3,000
Balance (in shares) at Dec. 31, 2021		702,072,711	19,938,089	705,016,923	0	19,938,089
Balance at Dec. 31, 2021	$ (1,449,000)			$ 0	$ 0	$ 0	$ (29,000)	12,321,000	(31,000)	(14,143,000)	433,000
Treasury stock balance (in shares) at Dec. 31, 2021	2,944,212						(2,944,212)
Increase (Decrease) in Temporary Equity [Roll Forward]
Stock-based compensation	$ 1,000
Issuance of noncontrolling interests	(2,000)
Net loss	(54,000)
Other comprehensive income (loss), net of tax	0
Other	(1,000)
Redeemable noncontrolling interest, balance at Dec. 31, 2022	(20,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of noncontrolling interests	32,000										32,000
Stock-based compensation	49,000							49,000
Exercise of stock options (in shares)				1,909,903
Exercise of stock options	5,000							5,000
Exercise of warrants (in shares)				10
Reclassification of liability classified warrants to equity	4,000							4,000
Issuance of common stock for settlement of vested RSUs (in shares)				3,733,105
Distributions to noncontrolling interests	(3,000)										(3,000)
Issuance of common stock in connection with Acquisition (in shares)				818,741
Issuance of common stock in connection with Acquisition	4,000							4,000
Fair value of equity classified contingent consideration	1,000							1,000
Transaction with principal shareholder	9,000							9,000
Shares withheld related to net share settlement (in shares)				(371,350)
Shares withheld related to net share settlement	(2,000)							(2,000)
Net income (loss)	(2,241,000)									(2,034,000)	(207,000)
Other comprehensive income (loss), net of tax	158,000								180,000		(22,000)
Other (in shares)				(371)
Other	(2,000)							(4,000)			2,000
Balance (in shares) at Dec. 31, 2022		708,162,749	19,938,089	711,106,961		19,938,089
Balance at Dec. 31, 2022	$ (3,435,000)			$ 0		$ 0	$ (29,000)	$ 12,387,000	$ 149,000	$ (16,177,000)	$ 235,000
Treasury stock balance (in shares) at Dec. 31, 2022	2,944,212						(2,944,212)